UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2017

Eaton Vance

Senior Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	44

Officers and Trustees	45

Important Notices	46

Eaton Vance

Senior Income Trust

December 31, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA and John Redding

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	2.95%	6.46%	5.79%	5.72%
Fund at Market Price	—	1.22	3.04	3.34	5.99
S&P/LSTA Leveraged Loan Index	—	2.16%	4.12%	4.03%	4.85%

% Premium/Discount to NAV[3]
					–8.56%

Distributions[4]
Total Distributions per share for the period					$0.210
Distribution Rate at NAV					5.05%
Distribution Rate at Market Price					5.52%

% Total Leverage[5]
Auction Preferred Shares (APS)					14.85%
Borrowings					20.01

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2017

Fund Profile

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.2%

Valeant Pharmaceuticals International, Inc.	1.1

Asurion, LLC	1.0

TransDigm, Inc.	1.0

Univision Communications, Inc.	1.0

Virgin Media Investment Holdings Limited	0.8

Envision Healthcare Corporation	0.8

Infor (US), Inc.	0.8

Jaguar Holding Company II	0.8

MA FinanceCo., LLC	0.8

Total	9.3%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	9.8%

Health Care	9.3

Business Equipment and Services	7.9

Chemicals and Plastics	4.6

Telecommunications	4.6

Retailers (Except Food and Drug)	4.3

Drugs	4.1

Cable and Satellite Television	3.8

Leisure Goods/Activities/Movies	3.8

Financial Intermediaries	3.5

Total	55.7%

Credit Quality (% of bonds, loans and asset-backed securities)[7]

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2017

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 139.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.0%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	349	$351,689
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	161	160,791
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	215	174,271
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)	2,948	2,956,410
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)	1,229	1,235,872
Wesco Aircraft Hardware Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	445	433,623

		$5,312,656

Automotive — 2.6%
Allison Transmission, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022	1	$721
American Axle and Manufacturing, Inc.
Term Loan, 3.71%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	1,453	1,457,960
Apro, LLC
Term Loan, 5.35%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	122	123,008
Belron S.A.
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	250	252,734
Chassix Holdings, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	325	323,781
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	332	334,250
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	498	503,097
FCA US, LLC
Term Loan, 3.51%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	604	606,465
Federal-Mogul Holdings Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	1,493	1,505,942

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		180	$181,989
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		347	348,666
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	367	442,156
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		459	462,056
Tower Automotive Holdings USA, LLC
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		317	318,167
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		306	308,690

			$7,169,682

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,040	$1,045,022
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		314	287,367
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		500	387,500
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		175	175,984

			$1,895,873

Brokerage / Securities Dealers / Investment Houses — 0.8%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		644	$646,913
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.00% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021		1,009	1,009,977
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 8.88%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		250	251,875
Salient Partners L.P.
Term Loan, 9.85%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		350	339,015

			$2,247,780

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development — 3.7%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	1,390	$1,397,388
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(5)	275	276,154
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	375	377,813
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	928	933,950
DTZ U.S. Borrower, LLC
Term Loan, 4.71%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	1,882	1,860,393
Henry Company, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	149	150,047
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,202	1,205,846
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	910	905,796
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	300	302,063
VICI Properties 1, LLC
Term Loan, 3.78%, (3 mo. USD LIBOR + 2.25%), Maturing December 20, 2024	1,075	1,076,904
Werner FinCo L.P.
Term Loan, 5.36%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	550	552,750
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	272	273,090
Term Loan - Second Lien, 10.48%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	650	653,250

		$9,965,444

Business Equipment and Services — 11.9%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	1,477	$1,309,058
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	918	924,183

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	601	$590,526
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	249	250,011
Brickman Group Ltd., LLC
Term Loan, 4.43%, (USD LIBOR + 3.00%), Maturing December 18, 2020(4)	377	379,717
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	543	546,887
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	199	200,363
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	3,126	3,134,923
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	457	458,605
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	122	124,078
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	700	334,894
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	622	623,883
EAB Global, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.75%), Maturing September 6, 2024	625	629,687
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	114	53,962
Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)	256	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	1,608	1,621,260
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	175	176,167
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	1,078	1,077,819

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
First Data Corporation
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		1,214	$1,216,061
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		937	943,258
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	423	338,939
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		167	167,832
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		773	777,894
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		933	944,700
Information Resources, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		397	399,419
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (1 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 30, 2024	EUR	1,000	1,206,974
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		1,087	1,091,447
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		881	886,152
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		2,822	2,843,522
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		350	349,125
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		250	248,750
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		1,095	1,088,512
PGX Holdings, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		599	596,335
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		1,312	1,323,372

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		574	$574,208
Spin Holdco, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		1,546	1,558,263
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	625	753,093
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		423	422,082
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		521	522,196
Vantiv, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024		475	478,233
Term Loan, Maturing March 31, 2025(5)		125	125,664
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		248	249,356
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		124	124,649
West Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		525	527,589

			$32,193,648

Cable and Satellite Television — 5.8%
Charter Communications Operating, LLC
Term Loan, Maturing April 30, 2025(5)		1,700	$1,703,188
CSC Holdings, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,737	1,732,120
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	224	260,021
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		896	858,561
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		347	345,204
Term Loan, Maturing February 1, 2024(5)		575	570,790

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Telenet International Finance S.a.r.l.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.50%), Maturing March 2, 2026		875	$878,828
Unitymedia Hessen GmbH & Co. KG
Term Loan, Maturing January 15, 2027(5)	EUR	500	599,925
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		1,200	1,200,863
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	1,000	1,197,933
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		3,250	3,254,062
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	1,075	1,286,345
Ziggo Secured Finance Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		1,700	1,688,919

			$15,576,759

Chemicals and Plastics — 6.8%
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		274	$275,720
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		443	444,980
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		274	275,464
Avantor, Inc.
Term Loan, 5.51%, (3 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		600	603,482
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		1,274	1,280,805
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	316	383,362
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		156	157,818
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		240	242,231
Term Loan - Second Lien, 9.32%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		275	275,115

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ferro Corporation
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		199	$199,927
Flint Group GmbH
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		72	63,289
Flint Group US, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		436	382,849
Gemini HDPE, LLC
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		798	803,202
H.B. Fuller Company
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		973	977,155
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	1,450	1,736,519
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		500	501,285
Kraton Polymers, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		626	633,453
MacDermid, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		485	487,881
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		1,283	1,291,749
Minerals Technologies, Inc.
Term Loan, 3.79%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		424	428,605
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		487	489,322
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 31, 2024	EUR	369	446,177
PolyOne Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		245	246,992
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		1,059	1,069,001
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	460	555,541
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		145	145,758

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	31	$30,840
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	175	174,761
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024	147	148,076
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	491	494,876
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	1,134	1,142,021
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	274	276,192
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	1,564	1,572,051
Venator Materials Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	175	175,817

		$18,412,316

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	124	$124,997

		$124,997

Containers and Glass Products — 3.4%
Berry Plastics Group, Inc.
Term Loan, 3.77%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022	409	$411,219
BWAY Holding Company
Term Loan, 4.60%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	473	475,210
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024	175	175,690
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	1,617	1,627,655

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	742	$888,401
Libbey Glass, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		466	449,008
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		417	418,979
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,516	2,531,160
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		350	351,094
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	948	1,143,904
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		539	542,621
Tekni-Plex, Inc.
Term Loan, 4.67%, (2 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		150	150,984

			$9,165,925

Cosmetics / Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		418	$419,547
Galleria Co.
Term Loan, 4.38%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		823	827,557
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		701	707,474

			$1,954,578

Drugs — 5.7%
Albany Molecular Research, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		324	$320,945
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		190	191,400

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		1,482	$1,490,949
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,433	1,448,398
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		2,264	2,280,803
Horizon Pharma, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		1,638	1,646,642
Jaguar Holding Company II
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		3,277	3,287,433
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		1,394	1,394,230
PharMerica Corporation
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		375	377,297
Term Loan - Second Lien, 9.15%, (3 mo. USD LIBOR + 7.75%), Maturing December 6, 2024		200	202,000
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		2,599	2,641,127

			$15,281,224

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		998	$1,001,764
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024		300	303,000
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		1,297	1,314,942
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		444	447,708
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	716	570,272
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		250	251,920

			$3,889,606

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 14.7%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	1,272	$1,276,850
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	242	237,282
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	1,072	1,084,748
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,191	1,201,918
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	927	934,457
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	329	320,887
CommScope, Inc.
Term Loan, 3.38%, (USD LIBOR + 2.00%), Maturing December 29, 2022(4)	319	321,310
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	324	326,754
Cypress Semiconductor Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	492	496,878
DigiCert, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	450	456,356
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	1,040	1,049,133
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	594	602,167
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	73	73,154
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	299	302,429
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	225	227,109

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)	1,334	$1,341,321
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	2,559	2,569,670
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	848	859,231
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	1,130	1,138,843
Infoblox, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023	920	926,703
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	3,344	3,356,438
Informatica Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022	2,120	2,128,123
Lattice Semiconductor Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	241	244,064
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	589	588,895
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	1,420	1,421,430
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	232	233,089
Microsemi Corporation
Term Loan, 3.38%, (2 mo. USD LIBOR + 2.00%), Maturing January 15, 2023	234	235,248
MTS Systems Corporation
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	592	597,761
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	1,073	1,081,764
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022	125	125,703
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	568	574,792

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		1,568	$1,573,888
SGS Cayman L.P.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		96	92,434
SkillSoft Corporation
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		2,008	1,937,405
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		13	13,257
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		701	705,790
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		647	651,601
Sutherland Global Services, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		412	397,091
Switch Ltd.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		124	124,841
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		1,223	1,196,813
Tibco Software, Inc.
Term Loan, 5.07%, (1 week USD LIBOR + 3.50%), Maturing December 4, 2020		249	249,739
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		2,051	2,066,557
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		1,053	1,056,912
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		1,582	1,595,586
Wall Street Systems Delaware, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		350	351,094
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 30, 2024	EUR	275	331,299
Western Digital Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		965	970,395

			$39,649,209

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	1,990	$1,977,821

		$1,977,821

Financial Intermediaries — 5.4%
Americold Realty Operating Partnership L.P.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	192	$194,036
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	968	973,410
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	725	728,625
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	1,930	1,951,851
Clipper Acquisitions Corp.
Term Loan, Maturing December 11, 2024(5)	575	577,161
Donnelley Financial Solutions, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	134	134,406
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	575	582,547
Focus Financial Partners, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	524	528,597
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	934	948,633
Greenhill & Co., Inc.
Term Loan, 5.19%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	500	503,125
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	568	567,858
Harbourvest Partners, LLC
Term Loan, 3.86%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	291	291,786
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	647	649,179
NXT Capital, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	1,263	1,283,266

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 6.46%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		178	$179,173
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022		1,262	1,266,983
Sesac Holdco II, LLC
Term Loan, 4.80%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)		273	270,891
Virtus Investment Partners, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024		249	252,492
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		1,051	1,065,758
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		1,786	1,711,947

			$14,661,724

Food Products — 3.9%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,147	$1,115,579
American Seafoods Group, LLC
Term Loan, 4.79%, (3 mo. USD LIBOR + 3.25%), Maturing August 21, 2023		175	177,187
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		175	175,763
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		473	476,465
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		332	267,201
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		763	367,906
Dole Food Company, Inc.
Term Loan, 4.24%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		815	817,679
Froneri International PLC
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	500	606,049
High Liner Foods Incorporated
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		380	383,357

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		708	$708,255
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	146	177,392
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		935	938,978
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		3,027	2,976,421
Nomad Foods Europe Midco Limited
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		275	275,745
Pinnacle Foods Finance, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		371	373,895
Post Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		796	799,648

			$10,637,520

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		2,559	$2,561,440
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		425	427,922
NPC International, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		423	427,104
Pizza Hut Holdings, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		469	472,403
Selecta Group B.V.
Term Loan, 4.50%, (3 mo. EURIBOR + 4.00%, Floor 0.50%), Maturing June 15, 2020	EUR	310	366,695
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		119	120,270
TKC Holdings, Inc.
Term Loan, 5.67%, (2 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		496	500,747
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		673	680,624

			$5,557,205

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 2.0%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		579	$568,189
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		792	777,917
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		1,739	1,706,617
Holland & Barrett International
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	200	266,549
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	238,650
Rite Aid Corporation
Term Loan - Second Lien, 6.24%, (1 week USD LIBOR + 4.75%), Maturing August 21, 2020		725	728,172
Term Loan - Second Lien, 5.37%, (1 week USD LIBOR + 3.88%), Maturing June 21, 2021		750	751,875
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		112	108,558
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		186	180,930

			$5,327,457

Forest Products — 0.2%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		494	$497,453

			$497,453

Health Care — 13.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		119	$120,369
ADMI Corp.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		244	247,084
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		438	440,051
Alliance Healthcare Services, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		400	400,750
Term Loan - Second Lien, 11.38%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2024		225	221,625

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Argon Medical Devices, Inc.
Term Loan, Maturing October 11, 2024(5)	200	$201,625
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	365	368,358
Beaver-Visitec International, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	370	370,312
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	719	704,368
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	673	673,944
CeramTec Acquisition Corporation
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	15	15,178
Certara L.P.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	499	502,906
CHG Healthcare Services, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,207	1,216,108
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	886	859,668
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	1,275	1,217,800
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	238	240,746
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	272	273,781
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	323	324,982
CryoLife, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	225	225,281
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024	225	227,250
DaVita HealthCare Partners, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,520	1,533,364

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Diplomat Pharmacy, Inc.
Term Loan, 8.00%, (3 mo. USD Prime + 3.50%), Maturing December 12, 2024	275	$277,922
DJO Finance, LLC
Term Loan, 4.70%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	1,026	1,014,572
Envision Healthcare Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	3,441	3,454,396
Equian, LLC
Term Loan, 5.25%, (USD LIBOR + 3.75%), Maturing May 20, 2024(4)	199	201,239
Faenza Acquisition GmbH
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	36	36,201
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	118	118,218
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	988	994,532
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	323	324,790
Greatbatch Ltd.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	1,068	1,078,090
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	1,638	1,643,340
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	218	218,595
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 6, 2024	400	402,000
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	700	704,446
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,294	1,289,781
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,254	1,260,334
Term Loan - Second Lien, 9.94%, (1 week USD LIBOR + 8.25%), Maturing August 18, 2025	200	202,000

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	341	$315,861
Medical Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	224	226,394
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,771	1,776,290
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	511	515,108
Navicure, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	300	300,000
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	296	118,445
Opal Acquisition, Inc.
Term Loan, 5.53%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	1,554	1,462,264
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	1,644	1,650,257
Parexel International Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	1,272	1,279,231
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 23, 2023	371	373,338
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	696	700,145
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	474	476,404
RadNet, Inc.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	730	735,692
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing March 1, 2021	794	803,677
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	417	417,584
Surgery Center Holdings, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	474	469,272

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		993	$968,928
Tecomet, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 1, 2024		373	377,323
U.S. Anesthesia Partners, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024		473	474,397

			$37,046,616

Home Furnishings — 1.0%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		672	$676,942
Serta Simmons Bedding, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		2,159	1,985,993

			$2,662,935

Industrial Equipment — 5.2%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		1,122	$1,121,036
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		987	993,386
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	391	474,076
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		197	197,710
Dragon Merger Sub, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		399	403,489
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023		249	251,869
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		14	14,408
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		111	110,827
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		718	723,751

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		297	$299,714
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	192	231,078
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		623	625,972
Gates Global, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 1, 2024	EUR	422	508,423
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing April 1, 2024		2,144	2,157,951
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		224	225,419
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		1,213	1,221,039
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		1,361	1,363,802
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		469	472,581
Rexnord, LLC
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		933	937,750
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		224	226,401
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		424	425,822
Tank Holding Corp.
Term Loan, 5.59%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		327	328,458
Thermon Industries, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		175	176,531
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	450	545,399

			$14,036,892

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		1,148	$1,155,429
AmWINS Group, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		1,040	1,044,616
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		2,445	2,460,470
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		1,034	1,039,972
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		775	797,927
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		887	886,051
Financiere CEP
Term Loan, Maturing December 13, 2024(5)	EUR	250	297,056
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		1,863	1,872,983
NFP Corp.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024		947	953,549
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)		525	525,788
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		1,347	1,347,747

			$12,381,588

Leisure Goods / Activities / Movies — 5.7%
AMC Entertainment, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		1,029	$1,034,604
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		248	248,745
Ancestry.com Operations, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		1,411	1,420,628
Bombardier Recreational Products, Inc.
Term Loan, 3.93%, (2 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		2,104	2,118,213
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		703	703,912

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		544	$540,879
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		857	861,450
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		850	855,932
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		547	551,126
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	375	442,257
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		100	101,458
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		779	786,301
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		1,232	1,239,639
Match Group, Inc.
Term Loan, 3.85%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		241	242,580
Sabre GLBL, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		476	478,373
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		823	814,112
SRAM, LLC
Term Loan, 4.69%, (USD LIBOR + 3.25%), Maturing March 15, 2024(4)		891	898,678
Steinway Musical Instruments, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019		925	919,363
UFC Holdings, LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		693	697,385
WMG Acquisition Corp.
Term Loan, 3.64%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		464	465,468

			$15,421,103

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 4.9%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	2,118	$2,132,608
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	452	454,215
Aristocrat Leisure Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 2.00%), Maturing September 19, 2024	575	577,246
Boyd Gaming Corporation
Term Loan, 3.98%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	463	465,784
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	945	950,715
Cyan Blue Holdco 3 Limited
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	124	125,580
Eldorado Resorts, LLC
Term Loan, 3.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	396	396,763
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	617	619,722
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	446	448,655
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	199	201,177
Golden Nugget, Inc.
Term Loan, 4.77%, (2 mo. USD LIBOR + 3.25%), Maturing October 4, 2023	2,096	2,114,023
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	250	251,094
Hilton Worldwide Finance, LLC
Term Loan, 3.55%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	2,067	2,080,040
La Quinta Intermediate Holdings, LLC
Term Loan, 4.11%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	468	470,489
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	909	913,519
Playa Resorts Holding B.V.
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.25%), Maturing April 5, 2024	1,021	1,027,567

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Tropicana Entertainment, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		81	$81,154

			$13,310,351

Nonferrous Metals / Minerals — 1.8%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		589	$593,254
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		850	856,730
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		395	398,950
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		936	830,681
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(7)		31	18,442
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(8)		478	65,312
Oxbow Carbon, LLC
Term Loan, 7.00%, (3 mo. USD Prime + 2.50%), Maturing January 19, 2020		313	313,204
Term Loan - Second Lien, 10.50%, (3 mo. USD Prime + 6.00%), Maturing January 17, 2020		1,025	1,028,844
Rain Carbon GmbH
Term Loan, Maturing December 31, 2024(5)	EUR	450	540,719
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(7)		321	200,661

			$4,846,797

Oil and Gas — 4.2%
Ameriforge Group, Inc.
Term Loan, 10.69%, (9.69% (3 mo. USD LIBOR + 8.00%) Cash, 1.00% PIK), Maturing June 8, 2022		337	$361,546
Aquilex Holdings, LLC
Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing October 3, 2024		350	350,000
Term Loan - Second Lien, 9.96%, (3 mo. USD LIBOR + 8.50%), Maturing October 3, 2025		200	195,500
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		348	350,499

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	791	$801,911
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	317	319,539
CITGO Petroleum Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	461	455,567
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	639	642,691
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	513	499,378
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	675	616,781
Term Loan, 8.82%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	363	256,234
Term Loan - Second Lien, 8.82%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	487	180,023
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	499	503,738
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	300	300,750
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	3,216	3,224,077
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(8)	3	0
Term Loan, 7.35%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.35% PIK)), Maturing July 18, 2022	26	22,360
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	528	420,945
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	17	14,608
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	45	39,170
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	322	281,582

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	57	$48,440
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	94	79,305
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	710	598,491
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	700	700,657

		$11,263,792

Publishing — 2.0%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	549	$552,603
Getty Images, Inc.
Term Loan, 5.19%, (1 week USD LIBOR + 3.50%), Maturing October 18, 2019	2,510	2,282,602
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 1, 2023	419	421,825
LSC Communications, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	542	544,036
Merrill Communications, LLC
Term Loan, 6.63%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	262	264,795
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	150	151,125
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	803	814,544
Tweddle Group, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	380	374,300

		$5,405,830

Radio and Television — 4.7%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	207	$180,879
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	759	764,180

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Cumulus Media Holdings, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	1,953	$1,686,617
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	175	175,544
Entravision Communications Corporation
Term Loan, Maturing November 29, 2024(5)	525	527,297
Gray Television, Inc.
Term Loan, 3.61%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	124	124,656
Hubbard Radio, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	245	245,715
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	1,066	804,596
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	182	136,973
Mission Broadcasting, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	162	162,252
Nexstar Broadcasting, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,280	1,285,255
Radio Systems Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	199	200,244
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	524	528,924
Sinclair Television Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	262	262,449
Term Loan, Maturing May 10, 2024(5)	1,425	1,425,436
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	4,127	4,119,744

		$12,630,761

Retailers (Except Food and Drug) — 6.5%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	972	$810,214
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	623	621,586

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	473	$465,670
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	2,621	2,643,129
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	22	21,830
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,006	881,177
Evergreen Acqco 1 L.P.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	1,069	1,008,980
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	474	482,388
Go Wireless, Inc.
Term Loan, Maturing December 20, 2024(5)	350	347,375
Harbor Freight Tools USA, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	534	537,990
J. Crew Group, Inc.
Term Loan, 4.62%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,422	762,050
LSF9 Atlantis Holdings, LLC
Term Loan, 7.36%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	469	467,890
Men’s Wearhouse, Inc. (The)
Term Loan, 4.89%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	681	680,231
Michaels Stores, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	866	867,801
Neiman Marcus Group Ltd., LLC
Term Loan, 4.64%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,025	839,867
Party City Holdings, Inc.
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	1,198	1,203,547
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	1,994	1,606,670
PFS Holding Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,045	744,551

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	241	$229,187
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	300	294,112
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	1,151	1,041,934
Vivid Seats Ltd.
Term Loan, 5.49%, (1 week USD LIBOR + 4.00%), Maturing June 30, 2024	996	996,247

		$17,554,426

Steel — 0.3%
Neenah Foundry Company
Term Loan, Maturing December 8, 2022(5)	400	$398,000
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	345	347,088

		$745,088

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 16, 2024	175	$176,750
Hertz Corporation (The)
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	491	490,841
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	55	54,724
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	179	179,953
PODS, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	274	276,256
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	722	673,148

		$1,851,672

Telecommunications — 6.8%
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	2,475	$2,392,352

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		398	$401,085
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		522	514,567
Digicel International Finance Limited
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		873	877,504
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	1,000	1,200,749
Frontier Communications Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		920	890,118
Global Eagle Entertainment, Inc.
Term Loan, 8.96%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		1,011	1,009,264
Intelsat Jackson Holdings S.A.
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019		1,825	1,832,911
Term Loan, Maturing January 14, 2024(5)		850	862,750
IPC Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,045	1,027,142
Mitel Networks Corporation
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		224	226,962
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		844	729,736
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		1,662	1,663,650
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		890	876,255
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		982	966,699
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		2,321	2,335,550
Unitymedia Finance, LLC
Term Loan, Maturing January 15, 2026(5)		450	449,812

			$18,257,106

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	446	$445,838
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,511	1,513,139
Dayton Power & Light Company (The)
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	272	273,696
Granite Acquisition, Inc.
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,189	1,200,338
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	54	54,263
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	490	465,925
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	45	45,183
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	708	711,576
Lonestar Generation, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	558	553,522
Longview Power, LLC
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,341	918,328
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	547	552,602
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	347	348,910

		$7,083,320

Total Senior Floating-Rate Loans (identified cost $380,414,236)		$375,997,154

Corporate Bonds & Notes — 5.5%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.0%(6)
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(9)	5	$5,362

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)
Orbital ATK, Inc.
5.25%, 10/1/21	20	$20,575
TransDigm, Inc.
6.00%, 7/15/22	30	30,750
6.50%, 7/15/24	30	30,825

		$87,512

Automotive — 0.0%(6)
General Motors Financial Co., Inc.
3.25%, 5/15/18	5	$5,019

		$5,019

Brokerage / Securities Dealers / Investment Houses — 0.0%(6)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	20	$20,224

		$20,224

Building and Development — 0.1%
HD Supply, Inc.
5.75%, 4/15/24(9)	5	$5,325
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	20	20,050
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	50	53,000
Standard Industries, Inc.
6.00%, 10/15/25(9)	30	32,175
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	20	20,500
5.875%, 6/15/24	25	26,812
USG Corp.
5.50%, 3/1/25(9)	5	5,331
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23	17	18,552

		$181,745

Business Equipment and Services — 0.1%
First Data Corp.
7.00%, 12/1/23(9)	65	$68,900
5.00%, 1/15/24(9)	10	10,325
FTI Consulting, Inc.
6.00%, 11/15/22	20	20,686
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	20	21,750

		$121,661

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.2%
Cablevision Systems Corp.
5.875%, 9/15/22	5	$4,938
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	80	82,150
5.75%, 1/15/24	5	5,162
5.375%, 5/1/25(9)	40	41,313
5.75%, 2/15/26(9)	20	20,825
CSC Holdings, LLC
5.25%, 6/1/24	5	4,913
DISH DBS Corp.
6.75%, 6/1/21	50	52,687
5.875%, 7/15/22	15	15,131
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)	275	282,906

		$510,025

Chemicals and Plastics — 0.4%
Avantor, Inc.
6.00%, 10/1/24(9)	175	$174,781
Hexion, Inc.
6.625%, 4/15/20	900	812,250
Platform Specialty Products Corp.
6.50%, 2/1/22(9)	20	20,700
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23	5	5,319
Tronox Finance, LLC
7.50%, 3/15/22(9)	10	10,475
W.R. Grace & Co.
5.125%, 10/1/21(9)	15	15,806
5.625%, 10/1/24(9)	5	5,413

		$1,044,744

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
6.625%, 11/15/22	20	$20,750
5.75%, 7/15/25	30	31,725

		$52,475

Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	15	$15,937
HRG Group, Inc.
7.875%, 7/15/19	55	55,124

		$71,061

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.9%
Berry Global, Inc.
6.00%, 10/15/22	10	$10,512
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(9)	15	16,191
6.375%, 8/15/25(9)	5	5,597
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	1,914	1,945,090
4.859%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	450	457,875

		$2,435,265

Distribution & Wholesale — 0.0%(6)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	30	$31,050

		$31,050

Drugs — 0.7%
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)	45	$45,563
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(9)	25	25,531
5.625%, 12/1/21(9)	10	9,813
6.50%, 3/15/22(9)	404	425,210
7.00%, 3/15/24(9)	525	563,062
5.50%, 11/1/25(9)	850	869,125

		$1,938,304

Ecological Services and Equipment — 0.0%(6)
Clean Harbors, Inc.
5.125%, 6/1/21	30	$30,375
Covanta Holding Corp.
5.875%, 3/1/24	10	10,175

		$40,550

Electric Utilities — 0.0%(6)
NRG Yield Operating, LLC
5.375%, 8/15/24	10	$10,400
5.00%, 9/15/26	10	10,200

		$20,600

Electronics / Electrical — 0.3%
Anixter, Inc.
5.50%, 3/1/23	20	$21,606

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Infor (US), Inc.
5.75%, 8/15/20(9)		10	$10,287
6.50%, 5/15/22		25	26,000
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		25	26,500
Western Digital Corp.
7.375%, 4/1/23(9)		675	729,844

			$814,237

Equipment Leasing — 0.1%
International Lease Finance Corp.
7.125%, 9/1/18(9)		175	$180,606

			$180,606

Financial Intermediaries — 0.1%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		15	$15,436
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24 (11)(12)		35	39,681
Navient Corp.
5.50%, 1/15/19		45	45,900
5.00%, 10/26/20		10	10,162

			$111,179

Financial Services — 0.0%(6)
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)		10	$11,300

			$11,300

Food Products — 0.1%
Dean Foods Co.
6.50%, 3/15/23(9)		15	$14,962
Iceland Bondco PLC
4.629%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	186	248,584
Post Holdings, Inc.
8.00%, 7/15/25(9)		5	5,644

			$269,190

Food Service — 0.0%(6)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(9)		25	$25,657
Yum! Brands, Inc.
5.30%, 9/15/19		5	5,206

			$30,863

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care — 0.8%
Centene Corp.
4.75%, 5/15/22	10	$10,425
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	725	656,125
Envision Healthcare Corp.
5.625%, 7/15/22	10	10,150
6.25%, 12/1/24(9)	10	10,350
HCA Healthcare, Inc.
6.25%, 2/15/21	40	42,500
HCA, Inc.
6.50%, 2/15/20	10	10,625
5.875%, 2/15/26	10	10,600
Hologic, Inc.
5.25%, 7/15/22(9)	20	20,775
4.375%, 10/15/25(9)	10	10,175
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)	9	9,765
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	850	901,000
Teleflex, Inc.
5.25%, 6/15/24	10	10,475
Tenet Healthcare Corp.
6.00%, 10/1/20	20	21,221
4.375%, 10/1/21	300	300,750
8.125%, 4/1/22	30	30,637
6.75%, 6/15/23	5	4,869

		$2,060,442

Home Furnishings — 0.0%(6)
Tempur Sealy International, Inc.
5.625%, 10/15/23	5	$5,225

		$5,225

Insurance — 0.0%(6)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(9)	20	$21,050
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(9)(13)	20	20,050
Hub International, Ltd.
7.875%, 10/1/21(9)	25	26,062

		$67,162

Security	Principal Amount* (000’s omitted)	Value

Internet Software & Services — 0.0%(6)
Netflix, Inc.
5.50%, 2/15/22	20	$21,125
5.875%, 2/15/25	20	21,300
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	15	14,213

		$56,638

Leisure Goods / Activities / Movies — 0.2%
National CineMedia, LLC
6.00%, 4/15/22	380	$386,650
Regal Entertainment Group
5.75%, 3/15/22	15	15,506
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18	20	20,189
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	10	10,350
5.25%, 11/15/23(9)	20	20,556
Viking Cruises, Ltd.
6.25%, 5/15/25(9)	20	20,700

		$473,951

Lodging and Casinos — 0.1%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	124	$48,216
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	15	15,188
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	35	36,487
MGM Growth Properties Operating Partnership L.P./ MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5	5,350
MGM Resorts International
6.625%, 12/15/21	40	43,988
7.75%, 3/15/22	15	17,137
6.00%, 3/15/23	20	21,650
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,413
Tunica-Biloxi Gaming Authority
3.78%, 6/15/20	218	61,877

		$265,306

Nonferrous Metals / Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	55	$54,587

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Imperial Metals Corp.
7.00%, 3/15/19(9)	10	$9,450
New Gold, Inc.
6.25%, 11/15/22(9)	35	36,225

		$100,262

Oil and Gas — 0.3%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
6.25%, 10/15/22	6	$6,373
Antero Resources Corp.
5.375%, 11/1/21	40	41,150
5.625%, 6/1/23	10	10,450
Canbriam Energy, Inc.
9.75%, 11/15/19(9)	10	10,225
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	325	329,062
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	60	62,100
Energy Transfer Equity, L.P.
5.875%, 1/15/24	25	26,375
Gulfport Energy Corp.
6.625%, 5/1/23	15	15,375
Matador Resources Co.
6.875%, 4/15/23	20	21,100
Newfield Exploration Co.
5.625%, 7/1/24	65	70,200
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(9)	5	5,038
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	20,700
RSP Permian, Inc.
6.625%, 10/1/22	40	42,050
Seven Generations Energy, Ltd.
6.75%, 5/1/23(9)	25	26,687
6.875%, 6/30/23(9)	15	16,013
SM Energy Co.
6.50%, 1/1/23	45	46,125
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	15	15,844
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,213

		$770,080

Security	Principal Amount* (000’s omitted)	Value

Publishing — 0.0%(6)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(9)(13)	3	$2,999
Tribune Media Co.
5.875%, 7/15/22	20	20,650

		$23,649

Radio and Television — 0.2%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	$25,375
Series B, 6.50%, 11/15/22	50	51,063
iHeartCommunications, Inc.
9.00%, 12/15/19	451	337,122
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	15	15,450
Sirius XM Radio, Inc.
6.00%, 7/15/24(9)	40	42,400
Univision Communications, Inc.
6.75%, 9/15/22(9)	124	129,115
5.125%, 5/15/23(9)	15	15,000

		$615,525

Retailers (Except Food and Drug) — 0.2%
Dollar Tree, Inc.
5.25%, 3/1/20	20	$20,359
5.75%, 3/1/23	50	52,469
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	575	359,375
Hot Topic, Inc.
9.25%, 6/15/21(9)	15	14,325
L Brands, Inc.
6.875%, 11/1/35	20	20,300
Michaels Stores, Inc.
5.875%, 12/15/20(9)	20	20,300
Murphy Oil USA, Inc.
6.00%, 8/15/23	60	62,850
Party City Holdings, Inc.
6.125%, 8/15/23(9)	25	25,937
Vista Outdoor, Inc.
5.875%, 10/1/23	15	14,475

		$590,390

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Road & Rail — 0.0%(6)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	20	$20,800

		$20,800

Software and Services — 0.0%(6)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	25	$27,230
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.825% PIK), 5/1/21(9)(13)	25	25,688

		$52,918

Surface Transport — 0.0%(6)
Hertz Corp. (The)
6.25%, 10/15/22	20	$19,400
XPO Logistics, Inc.
6.50%, 6/15/22(9)	30	31,425

		$50,825

Telecommunications — 0.4%
CenturyLink, Inc.
6.75%, 12/1/23	15	$14,756
CommScope Technologies, LLC
6.00%, 6/15/25(9)	20	21,350
Frontier Communications Corp.
6.25%, 9/15/21	5	3,563
10.50%, 9/15/22	10	7,588
7.625%, 4/15/24	10	6,675
6.875%, 1/15/25	20	13,050
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20	45	42,525
7.50%, 4/1/21	5	4,575
5.50%, 8/1/23	15	12,300
Level 3 Financing, Inc.
5.375%, 1/15/24	10	10,012
Sprint Communications, Inc.
7.00%, 8/15/20	345	366,562
6.00%, 11/15/22	5	5,013
Sprint Corp.
7.25%, 9/15/21	25	26,531
7.875%, 9/15/23	110	117,425
7.625%, 2/15/25	15	15,750
T-Mobile USA, Inc.
6.625%, 4/1/23	20	20,900

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc. (continued)
6.375%, 3/1/25		15	16,087
6.50%, 1/15/26		45	49,219
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	275	324,752

			$1,078,633

Utilities — 0.2%
AES Corp. (The)
5.50%, 3/15/24		10	$10,450
Calpine Corp.
5.25%, 6/1/26(9)		500	491,880
Dynegy, Inc.
7.375%, 11/1/22		15	15,862
7.625%, 11/1/24		20	21,550
8.125%, 1/30/26(9)		10	10,963

			$550,705

Total Corporate Bonds & Notes (identified cost $15,109,266)			$14,760,121

Asset-Backed Securities — 4.7%

Security		Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 6.709%, (3 mo. USD LIBOR + 5.35%), 7/15/27(9)(10)		$500	$502,158
Apidos CLO XVII
Series 2014-17A, Class C, 4.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(9)(10)		500	500,525
Apidos CLO XXI
Series 2015-21A, Class D, 6.904%, (3 mo. USD LIBOR + 5.55%), 7/18/27(9)(10)		500	504,545
Ares CLO, Ltd.
Series 2014-32A, Class D, 7.116%, (3 mo. USD LIBOR + 5.70%), 11/15/25(9)(10)		1,000	1,001,681
Series 2015-2A, Class E2, 6.578%, (3 mo. USD LIBOR + 5.20%), 7/29/26(9)(10)		500	500,541
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.459%, (3 mo. USD LIBOR + 5.10%), 7/15/26(9)(10)		300	295,322
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR, 8.809%, (3 mo. USD LIBOR + 7.45%), 10/14/28(9)(10)		600	616,976

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd. (continued)
Series 2014-4A, Class E, 6.559%, (3 mo. USD LIBOR + 5.20%), 10/15/26(9)(10)	$1,000	$1,005,064
Series 2015-5A, Class D, 7.463%, (3 mo. USD LIBOR + 6.10%), 1/20/28(9)(10)	500	511,539
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 6.363%, (3 mo. USD LIBOR + 5.00%), 7/20/26(9)(10)	1,000	994,157
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 7.366%, (3 mo. USD LIBOR + 5.95%), 8/15/28(9)(10)	500	501,339
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.963%, (3 mo. USD LIBOR + 5.60%), 1/20/28(9)(10)	500	502,230
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 7.176%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(10)	600	601,347
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.863%, (3 mo. USD LIBOR + 3.50%), 4/20/25(9)(10)	200	200,467
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class E, 8.063%, (3 mo. USD LIBOR + 6.70%), 10/20/28(9)(10)	500	511,882
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.859%, (3 mo. USD LIBOR + 6.50%), 7/15/27(9)(10)	1,000	1,006,219
Palmer Square CLO, Ltd.
Series 2015-2A, Class DR, 7.863%, (3 mo. USD LIBOR + 6.50%), 7/20/30(9)(10)	600	604,564
Recette CLO, LLC
Series 2015-1A, Class E, 7.063%, (3 mo. USD LIBOR + 5.70%), 10/20/27(9)(10)	500	502,704
Voya CLO, Ltd.
Series 2013-1A, Class DR, 7.839%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(10)	1,000	1,016,835
Westcott Park CLO, Ltd.
Series 2016-1A, Class E, 8.563%, (3 mo. USD LIBOR + 7.20%), 7/20/28(9)(10)	800	839,017

Total Asset-Backed Securities (identified cost $12,023,008)		$12,719,112

Common Stocks — 2.0%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(14)(15)	29	$294,563

		$294,563

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(14)(15)	10,159	$320,009

		$320,009

Business Equipment and Services — 0.4%
Education Management Corp.(3)(14)(15)	1,612,262	$0
RCS Capital Corp.(14)(15)	27,470	1,043,860

		$1,043,860

Electronics / Electrical — 0.3%
Answers Corp.(14)(15)	46,839	$726,004

		$726,004

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(14)(15)	35,156	$9,228

		$9,228

Lodging and Casinos — 0.0%(6)
Caesars Entertainment Corp.(14)(15)	4,393	$55,571

		$55,571

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(14)(15)	354	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(14)(15)	26,177	$1,073,257
Nine Point Energy Holdings, Inc.(3)(14)(16)	276	4,059
Paragon Offshore Finance Company, Class A(14)(15)	764	1,051
Paragon Offshore Finance Company, Class B(14)(15)	382	8,786
Paragon Offshore, Ltd.(14)(15)	764	15,280
Samson Resources II, LLC, Class A(14)(15)	22,051	396,918
Southcross Holdings Group, LLC(3)(14)(15)	30	0
Southcross Holdings L.P., Class A(14)(15)	30	11,062

		$1,510,413

Publishing — 0.5%
ION Media Networks, Inc.(3)(14)(15)	2,155	$1,405,685
MediaNews Group, Inc.(14)(15)	5,771	92,339

		$1,498,024

Telecommunications — 0.0%(6)
Avaya Holdings Corp.(14)	221	$3,879

		$3,879

Total Common Stocks (identified cost $2,505,611)		$5,461,551

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7. 50%(3)(14)(15)	1,793	$0

		$0

Oil and Gas — 0.0%(6)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(14)(16)	5	$5,000

		$5,000

Total Convertible Preferred Stocks (identified cost $131,544)		$5,000

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$681,226
Invesco Senior Income Trust	238,872	1,048,648
Nuveen Credit Strategies Income Fund	180,539	1,484,030
Nuveen Floating Rate Income Fund	73,198	820,550
Nuveen Floating Rate Income Opportunity Fund	51,054	582,016
Voya Prime Rate Trust	196,084	994,146

Total Closed-End Funds (identified cost $6,015,228)		$5,610,616

Warrants — 0.0%(6)

Security	Shares	Value

Electronics / Electrical — 0.0%(6)
Selecta Group S.a.r.l., Class D(14)(15)	823	$13,825

Total Warrants (identified cost $1,979)		$13,825

Miscellaneous — 0.0%(6)

Security	Principal Amount/Shares	Value

Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(14)	200,340	$0

		$0

Security		Principal Amount/Shares	Value

Lodging and Casinos — 0.0%(6)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(14)		$54,825	$82

			$82

Telecommunications — 0.0%(6)
Avaya, Inc., Escrow Certificates(3)(14)		$10,000	$0
Selecta Netherlands B.V., Contingent Value Note (14)(15)	EUR	22,351	8,984

			$8,984

Total Miscellaneous (identified cost $8,731)			$9,066

Short-Term Investments — 2.4%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(17)		6,538,608	$6,537,954

Total Short-Term Investments (identified cost $6,538,952)			$6,537,954

Total Investments — 155.9% (identified cost $422,748,555)			$421,114,399

Less Unfunded Loan Commitments — (0.1)%			$(144,784)

Net Investments — 155.8% (identified cost $422,603,771)			$420,969,615

Other Assets, Less Liabilities — (33.0)%			$(89,169,880)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.8)%			$(61,610,863)

Net Assets Applicable to Common Shares — 100.0%			$270,188,872

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2017, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Fixed-rate loan.

(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $20,402,650 or 7.6% of the Trust’s net assets applicable to common shares.

(10)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Non-income producing security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Restricted security (see Note 7).

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,006,175	EUR	3,437,965	Goldman Sachs International	1/31/18	$—	$(125,525)
USD	1,689,323	EUR	1,450,000	Goldman Sachs International	1/31/18	—	(53,268)
USD	499,731	GBP	380,048	State Street Bank and Trust Company	1/31/18	—	(13,854)
USD	889,971	CAD	1,142,579	HSBC Bank USA, N.A.	2/28/18	—	(19,718)
USD	2,420,170	EUR	2,031,921	Goldman Sachs International	2/28/18	—	(25,699)
USD	2,406,283	EUR	2,020,287	State Street Bank and Trust Company	2/28/18	—	(25,582)
USD	6,559,921	EUR	5,479,775	Goldman Sachs International	3/29/18	—	(49,170)

						$—	$(312,816)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $416,064,819)	$414,431,661
Affiliated investment, at value (identified cost, $6,538,952)	6,537,954
Cash	3,606,809
Deposits for derivatives collateral — forward foreign currency exchange contracts	160,000
Foreign currency, at value (identified cost, $2,007,803)	2,006,647
Interest and dividends receivable	1,289,795
Dividends receivable from affiliated investment	6,843
Receivable for investments sold	1,324,666
Prepaid upfront fees on notes payable	18,404
Prepaid expenses	18,848
Total assets	$429,401,627

Liabilities
Notes payable	$83,000,000
Payable for investments purchased	12,365,560
Payable for open forward foreign currency exchange contracts	312,816
Distributions payable	1,135,998
Payable to affiliates:
Investment adviser fee	271,559
Administration fee	88,168
Accrued expenses	427,791
Total liabilities	$97,601,892
Commitments and contingencies (see Note 13)
Auction preferred shares (2,464 shares outstanding) at liquidation value plus cumulative unpaid dividends	$61,610,863
Net assets applicable to common shares	$270,188,872

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 37,866,607 shares issued and outstanding	$378,666
Additional paid-in capital	310,147,431
Accumulated distributions in excess of net investment income	(624,224)
Accumulated net realized loss	(37,696,795)
Net unrealized depreciation	(2,016,206)
Net assets applicable to common shares	$270,188,872

Net Asset Value Per Common Share
($270,188,872 ÷ 37,866,607 common shares issued and outstanding)	$7.14

30	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2017
Interest and other income	$10,494,177
Dividends	186,742
Dividends from affiliated investment	46,423
Total investment income	$10,727,342

Expenses
Investment adviser fee	$1,625,630
Administration fee	527,802
Trustees’ fees and expenses	5,497
Custodian fee	100,803
Transfer and dividend disbursing agent fees	10,809
Legal and accounting services	103,061
Printing and postage	21,535
Interest expense and fees	993,420
Preferred shares service fee	48,503
Miscellaneous	30,459
Total expenses	$3,467,519

Net investment income	$7,259,823

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$942,612
Investment transactions — affiliated investment	(1,747)
Foreign currency transactions	35,329
Forward foreign currency exchange contracts	(598,842)
Net realized gain	$377,352
Change in unrealized appreciation (depreciation) —
Investments	$211,953
Investments — affiliated investment	(998)
Foreign currency	(31,236)
Forward foreign currency exchange contracts	(22,362)
Net change in unrealized appreciation (depreciation)	$157,357

Net realized and unrealized gain	$534,709

Distributions to preferred shareholders
From net investment income	$(463,897)

Net increase in net assets from operations	$7,330,635

31	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
From operations —
Net investment income	$7,259,823	$15,297,205
Net realized gain (loss)	377,352	(1,074,549)
Net change in unrealized appreciation (depreciation)	157,357	17,684,830
Distributions to preferred shareholders —
From net investment income	(463,897)	(538,638)
Discount on redemption and repurchase of auction preferred shares	—	2,420,000
Net increase in net assets from operations	$7,330,635	$33,788,848
Distributions to common shareholders —
From net investment income	$(7,951,988)	$(14,767,977)
Total distributions to common shareholders	$(7,951,988)	$(14,767,977)

Net increase (decrease) in net assets	$(621,353)	$19,020,871

Net Assets Applicable to Common Shares
At beginning of period	$270,810,225	$251,789,354
At end of period	$270,188,872	$270,810,225

Accumulated undistributed (distribution in excess of) net investment income included in net assets applicable to common shares
At end of period	$(624,224)	$531,838

32	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2017
Net increase in net assets from operations	$7,330,635
Distributions to preferred shareholders	463,897
Net increase in net assets from operations excluding distributions to preferred shareholders	$7,794,532
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(62,801,532)
Investments sold and principal repayments	77,168,863
Increase in short-term investments, net	(3,991,261)
Net amortization/accretion of premium (discount)	(267,551)
Amortization of prepaid upfront fees on notes payable	48,024
Increase in deposits for derivatives collateral — forward foreign currency exchange contracts	(160,000)
Increase in interest and dividends receivable	(110,354)
Increase in dividends receivable from affiliated investment	(3,359)
Increase in prepaid expenses	(2,632)
Increase in payable for open forward foreign currency exchange contracts	22,362
Increase in payable to affiliate for investment adviser fee	5,999
Increase in payable to affiliate for administration fee	1,947
Decrease in payable to affiliate for Trustees’ fees	(6,250)
Increase in accrued expenses	16,900
Decrease in unfunded loan commitments	(152,941)
Net change in unrealized (appreciation) depreciation from investments	(210,955)
Net realized gain from investments	(940,865)
Net cash provided by operating activities	$16,410,927

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(6,815,990)
Cash distributions paid to preferred shareholders	(456,505)
Repayments of notes payable	(9,000,000)
Net cash used in financing activities	$(16,272,495)

Net increase in cash*	$138,432

Cash at beginning of period(1)	$5,475,024

Cash at end of period(1)	$5,613,456

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$928,756

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,415).

(1)	Balance includes foreign currency, at value.

33	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2017 (Unaudited)		Year Ended June 30,
			2017		2016	2015	2014	2013
Net asset value — Beginning of period (Common shares)	$7.150		$6.650		$7.020	$7.340	$7.350	$7.160

Income (Loss) From Operations
Net investment income(1)	$0.192		$0.404		$0.422	$0.401	$0.406	$0.468
Net realized and unrealized gain (loss)	0.020		0.436		(0.371)	(0.316)	0.029	0.194
Distributions to preferred shareholders —
From net investment income(1)	(0.012)		(0.014)		(0.009)	(0.003)	(0.002)	(0.003)
Discount on redemption and repurchase of auction preferred shares(1)	—		0.064		—	—	—	—

Total income from operations	$0.200		$0.890		$0.042	$0.082	$0.433	$0.659

Less Distributions to Common Shareholders
From net investment income	$(0.210)		$(0.390)		$(0.412)	$(0.402)	$(0.443)	$(0.476)

Total distributions to common shareholders	$(0.210)		$(0.390)		$(0.412)	$(0.402)	$(0.443)	$(0.476)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—		$—	$—	$—	$0.007

Net asset value — End of period (Common shares)	$7.140		$7.150		$6.650	$7.020	$7.340	$7.350

Market value — End of period (Common shares)	$6.520		$6.650		$6.010	$6.210	$6.810	$7.520

Total Investment Return on Net Asset Value(2)	2.95	%(3)	14.02	%(4)	1.57%	1.71%	6.34%	9.49%

Total Investment Return on Market Value(2)	1.22	%(3)	17.34%		3.77%	(3.02)%	(3.57)%	14.26%

34	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Financial Highlights — continued

	Six Months Ended December 31, 2017 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Net assets applicable to common shares, end of period (000’s omitted)	$270,189		$270,810	$251,789	$266,009	$278,045	$278,364
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.81	%(7)	1.87%	1.96%	1.99%	1.98%	1.98%
Interest and fee expense(8)	0.73	%(7)	0.52%	0.28%	0.28%	0.27%	0.23%
Total expenses(6)	2.54	%(7)	2.39%	2.24%	2.27%	2.25%	2.21%
Net investment income	5.32	%(7)	5.75%	6.38%	5.61%	5.51%	6.35%
Portfolio Turnover	16	%(3)	42%	31%	33%	33%	52%
Senior Securities:
Total notes payable outstanding (in 000’s)	$83,000		$92,000	$25,000	$60,000	$65,000	$65,000
Asset coverage per $1,000 of notes payable(9)	$4,998		$4,613	$15,472	$7,267	$6,970	$6,975
Total preferred shares outstanding	2,464		2,464	4,400	4,400	4,400	4,400
Asset coverage per preferred share(10)	$71,715		$69,078	$71,629	$64,119	$64,721	$64,766
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its Auction Preferred Shares at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 13.00%.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable to partially redeem the Trust’s Auction Preferred Shares (see Note 2) and/or to fund investments (see Note 9).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 287%, 276%, 287%, 256%, 259% and 259% at December 31, 2017 and June 30, 2017, 2016, 2015, 2014 and 2013, respectively.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30,
		2017	2016	2015	2014	2013
Expenses excluding interest and fees	1.17%	1.21%	1.21%	1.21%	1.22%	1.25%
Interest and fee expense	0.47%	0.34%	0.17%	0.17%	0.17%	0.15%
Total expenses	1.64%	1.55%	1.38%	1.38%	1.39%	1.40%
Net investment income	3.44%	3.72%	3.93%	3.42%	3.39%	4.03%

35	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a

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consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2017, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

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L  Interim Financial Statements — The interim financial statements relating to December 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of December 31, 2017 are as follows:

APS Issued and Outstanding

Series A	1,232
Series B	1,232

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

On August 25, 2016, the Trust announced a tender offer to purchase up to 44% of its outstanding APS at a price per share equal to 95% of the APS liquidation preference of $25,000 per share (or $23,750 per share), plus any accrued but unpaid APS dividends. The tender offer expired on September 23, 2016. The number of APS redeemed pursuant to the tender offer and the redemption amount (excluding the final dividend payment) were as follows:

	APS Redeemed During the Year	Redemption Amount

Series A	968	$22,990,000
Series B	968	22,990,000

There were no transactions in APS during the six months ended December 31, 2017.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are

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recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2017, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2017	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	1.81%	$230,887	1.49%	1.29–1.81
Series B	1.79	233,010	1.50	1.41–1.79

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of December 31, 2017.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2017, the Trust, for federal income tax purposes, had capital loss carryforwards of $29,578,344 and deferred capital losses of $8,360,625 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on June 30, 2018 ($22,498,410) and June 30, 2019 ($7,079,934) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at June 30, 2017, $8,360,625 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$422,748,651

Gross unrealized appreciation	$7,096,174
Gross unrealized depreciation	(9,188,026)

Net unrealized depreciation	$(2,091,852)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.77% of the Trust’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2017, the Trust’s investment adviser fee totaled $1,625,630. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2017, the administration fee amounted to $527,802.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

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5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $68,085,249 and $77,699,745, respectively, for the six months ended December 31, 2017.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended December 31, 2017 and the year ended June 30, 2017.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2017 and the year ended June 30, 2017.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,551,438 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended December 31, 2017 and the year ended June 30, 2017, there were no shares sold by the Trust pursuant to its shelf offering.

7  Restricted Securities

At December 31, 2017, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	276	$15,070	$4,059

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	5,000

Total Restricted Securities			$20,070	$9,059

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2017 is included in the Portfolio of Investments. At December 31, 2017, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $312,816. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $160,000 at December 31, 2017.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA

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Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Forward foreign currency exchange contracts	$—	$(312,816)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Trust for such liabilities as of December 31, 2017.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Goldman Sachs International	$(253,662)	$—	$—	$140,000	$(113,662)
HSBC Bank USA, N.A.	(19,718)	—	—	19,718	—
State Street Bank and Trust Company	(39,436)	—	—	—	(39,436)

	$(312,816)	$—	$—	$159,718	$(153,098)

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$(598,842)	$(22,362)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

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Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended December 31, 2017, which is indicative of the volume of this derivative type, was approximately $15,929,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $95 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 12, 2018, the Trust also pays a program fee of 0.67% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended December 31, 2017 totaled $368,395 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement in March 2017, the Trust paid an upfront fee of $95,000 that is being amortized to interest expense over a period of one year through March 2018. The unamortized amount as of December 31, 2017 is approximately $18,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2017, the Trust had borrowings outstanding under the Agreement of $83,000,000 at an interest rate of 1.46%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at December 31, 2017. For the six months ended December 31, 2017, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $86,309,783 and 1.32%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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At December 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$374,577,672	$1,274,698	$375,852,370
Corporate Bonds & Notes	—	14,760,121	—	14,760,121
Asset-Backed Securities	—	12,719,112	—	12,719,112
Common Stocks	59,450	3,697,794	1,704,307	5,461,551
Convertible Preferred Stocks	—	—	5,000	5,000
Closed-End Funds	5,610,616	—	—	5,610,616
Warrants	—	13,825	—	13,825
Miscellaneous	—	9,066	0	9,066

Short-Term Investments	—	6,537,954	—	6,537,954

Total Investments	$5,670,066	$412,315,544	$2,984,005	$420,969,615

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(312,816)	$—	$(312,816)

Total	$—	$(312,816)	$—	$(312,816)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2017 is not presented.

At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $1,787,000 (equal to 0.66% of net assets applicable to common shares at December 31, 2017). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

43

Eaton Vance

Senior Income Trust

December 31, 2017

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on October 19, 2017. The following action was taken by the shareholders:

Item 1:  The election of Thomas E. Faust Jr., Cynthia E. Frost, Valerie A. Mosley and Susan J. Sutherland as Class I Trustees of the Fund for a three-year term expiring in 2020. Ms. Mosley was elected solely by APS shareholders.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Thomas E. Faust Jr.	35,173,265	554,545
Cynthia E. Frost	35,083,056	644,754
Susan J. Sutherland	35,087,406	640,404

Nominee for Trustee Elected by APS Shareholders	Number of Shares
	For	Withheld
Valerie A. Mosley	1,445	0

44

Eaton Vance

Senior Income Trust

December 31, 2017

Officers and Trustees

Officers of Eaton Vance Senior Income Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Senior Income Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of December 31, 2017, Trust records indicate that there are 85 registered shareholders and approximately 8,241 shareholders owning the Trust shares in street name, such as through brokers, banks and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

46

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund does not engage in securities lending.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018